Segments and Foreign Operations - Additional Financial Information for Segments (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Jan. 31, 2017		Oct. 31, 2016	[1]	Jul. 31, 2016	[1]	Apr. 30, 2016	[1]	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 99,928	[1]	$ 120,574		$ 123,635		$ 120,646		$ 124,179	$ 136,967	$ 127,771	$ 129,188	$ 464,783	$ 518,105	$ 522,057
Depreciation and amortization													25,302	30,092	37,619
Assets	436,151								488,657				436,151	488,657	541,942
Capital expenditures													22,814	26,428	15,889
Property and equipment, net	96,985								108,992				96,985	108,992	130,294
Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Assets	46,290								56,207				46,290	56,207	110,125
Capital expenditures													1,783	1,802	956
United States [Member]
Segment Reporting Information [Line Items]
Revenues													432,649	470,113	441,720
Property and equipment, net	89,920								95,213				89,920	95,213	105,061
Africa / Australia [Member]
Segment Reporting Information [Line Items]
Revenues													151	12,521	25,982
Property and equipment, net	124								7,302				124	7,302	15,726
South America [Member]
Segment Reporting Information [Line Items]
Revenues													7,989	6,363	13,106
Property and equipment, net	3,818								3,269				3,818	3,269	4,882
Mexico [Member]
Segment Reporting Information [Line Items]
Revenues													23,406	27,448	38,436
Property and equipment, net	3,123								3,193				3,123	3,193	4,559
Other foreign [Member]
Segment Reporting Information [Line Items]
Revenues													588	1,660	2,813
Property and equipment, net									15					15	66
Water systems [Member]
Segment Reporting Information [Line Items]
Revenues													181,382	217,001	207,363
Water treatment technologies [Member]
Segment Reporting Information [Line Items]
Revenues													12,558	11,601	8,002
Sewer rehabilitation [Member]
Segment Reporting Information [Line Items]
Revenues													196,845	193,704	175,001
Environmental and specialty drilling [Member]
Segment Reporting Information [Line Items]
Revenues													8,858	7,056	6,393
Exploration drilling [Member]
Segment Reporting Information [Line Items]
Revenues													60,975	79,723	108,060
Other [Member]
Segment Reporting Information [Line Items]
Revenues													4,165	9,020	17,238
Operating Segments [Member] | Water Resources [Member]
Segment Reporting Information [Line Items]
Revenues													204,577	239,897	227,626
Depreciation and amortization													12,056	13,486	12,595
Assets	98,795								124,821				98,795	124,821	130,917
Capital expenditures													7,305	11,812	9,549
Operating Segments [Member] | Inliner [Member]
Segment Reporting Information [Line Items]
Revenues													196,845	193,704	175,001
Depreciation and amortization													5,551	4,455	4,578
Assets	93,055								93,768				93,055	93,768	81,126
Capital expenditures													10,268	9,015	1,897
Operating Segments [Member] | Mineral Services [Member]
Segment Reporting Information [Line Items]
Revenues													63,777	86,390	121,247
Depreciation and amortization													6,343	10,317	18,187
Assets	116,148								128,196				116,148	128,196	165,023
Capital expenditures													3,066	3,309	2,855
Unallocated Corporate Expenses [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization													1,352	1,834	2,259
Assets	$ 81,863								$ 85,665				81,863	85,665	54,751
Capital expenditures													$ 392	$ 490	$ 632

[1]	All periods have been retrospectively presented to reflect the sale of our Heavy Civil business as discontinued operations.